Financing Arrangements - Schedule of Debt (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Jun. 02, 2016	Jan. 02, 2016
Debt
Original issue discount	$ 4,707
2016 First Lien Term Loan [Member]
Debt
Original issue discount	4,526	$ 6,500
2012 First Lien Term Loan [Member]
Debt
Original issue discount			$ 2,399
2012 Second Lien Term Loan [Member]
Debt
Original issue discount			2,438
Oaktree [Member]
Debt
Related party principal amount	40,000
Oaktree [Member] | 2016 First Lien Term Loan [Member]
Debt
Original issue discount	$ 181
Oaktree [Member] | 2012 Second Lien Term Loan [Member]
Debt
Original issue discount			$ 228